Retirement Plan	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Retirement Plan
Retirement Plan

Note 10. Retirement Plan

The Company has a 401(k) savings and profit-sharing plan (the 401(k) Plan), which is intended to be a tax-qualified defined contribution plan that covers all eligible employees, as defined in the applicable plan documents. Under the 401(k) Plan, eligible employees may elect salary deferral contributions, not to exceed limitations established annually by the IRS. The Company matches 25% of employees’ eligible contributions. The Company’s matching contributions were $0.5 million, $0.9 million and $0.9 million, respectively, for 2017, 2018 and 2019, and $0.5 million and $0.5 million, respectively, for the six months ended June 30, 2019 and 2020 (unaudited).